Fees Summary	Jan. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,533,923,036.89
Previously Paid Amount	0.00
Total Fee Amount	2,421,434.77
Total Offset Amount	0.00
Net Fee	$ 2,421,434.77